LINES OF CREDIT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 23, 2020
Interest Expense	$ 17,175	$ 16,501	$ 133,786	$ 153,589
Lines of credit classified					$ 366,171	$ 366,171
Interest Expense	560,643	$ 780,607	1,079,992	1,512,433	2,823,842	2,761,004
Lines of credit					$ 4,743,557	4,573,815
COVID-19 Government Funding [Member]
Interest Expense			378	$ 0
Common Stock
Interest Rate					2.70%
Interest Expense					$ 1,753	3,910
Lines of credit					407,174	429,240
Line of Credit [Member] | National Bank of Greece One [Member]
Borrowing	3,114,527		3,114,527		2,489,960	2,690,600
Outstanding debt balance	1,685,579		1,685,579		$ 2,185,413	2,411,182
Interest Rate					6.00%
Line of Credit [Member] | EGF [Member]
Borrowing	418,760		418,760
Line of credit facility outstanding balance			419,335
Alpha Bank of Greece [Member] | Line of Credit [Member]
Borrowing	1,046,900		1,046,900		$ 1,131,800	1,123,000
Outstanding debt balance	811,432		811,432		$ 947,333	1,106,894
Interest Rate					6.00%
National Bank of Greece Two [Member] | Line of Credit [Member]
Borrowing	1,046,900		1,046,900		$ 1,131,800	1,223,000	$ 611,500
Outstanding debt balance	966,081		966,081		$ 1,079,823	1,129,368
Interest Rate					4.35%
Pancreta Bank of Greece [Member] | Line of Credit [Member]
Borrowing	1,046,900		1,046,900		$ 565,900
Outstanding debt balance	$ 790,193		$ 790,193		$ 489,985
Interest Rate					6.10%
Interest Expense					$ 283,415	$ 270,655